Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average summary compensation table total for Non-PEO named executive officers(1)	Average compensation paid to Non-PEO named executive officers(1)(2)	Total Shareholder return(3)	Peer group total shareholder return(3)	Net Income (loss) from Continuing Operations	Adjusted EBITDA(4)
2025	$715,739	$1,176,680	$667,574	$756,947	$23.31	$62.21	$(68,326,499)	$15,252,865
2024	$2,324,574	$1,898,887	$1,199,669	$1,039,534	$46.45	$68.38	$(8,472,225)	$23,966,553
2023	$1,180,137	$2,402,137	$1,176,582	$1,176,300	$33.28	$63.39	$517,607	$31,127,571
2022	$4,359,440	$1,309,740	$2,243,181	$1,613,119	$81.08	$82.71	$11,386,419	$45,180,796

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Smith served as the Principal Executive Officer ("PEO") for the 2025 and 2024 fiscal years and Mr. F. Wagenhals for the 2023 and 2022 fiscal years. The non-PEO NEOs for the applicable fiscal years were as follows:

Peer Group Issuers, Footnote
(3)
Total Shareholder Return of the Nasdaq Capital Market Composite and the Russell 2000 Index (“Russell 2000”) is cumulative for the periods from March 31, 2021 through March 31, 2025, 2024, 2023 and 2022, respectively. The calculation assumes an investment of $100 in shares of Common Stock and in each of the indexes on March 31, 2021. The calculation of cumulative stockholder return on the Nasdaq CMC and Russell 2000 include reinvestment of dividends, but the calculation of cumulative stockholder return on the Common Stock does not include reinvestment of dividends because we did not pay any dividends during the measurement period.

PEO Total Compensation Amount	$ 715,739	$ 2,324,574	$ 1,180,137	$ 4,359,440
PEO Actually Paid Compensation Amount	1,176,680	1,898,887	2,402,137	1,309,740
Non-PEO NEO Average Total Compensation Amount	667,574	1,199,669	1,176,582	2,243,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 756,947	1,039,534	1,176,300	1,613,119
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”.

	2025		2024		2023		2022
	PEO	AVERAGE FOR OTHER NEOs	PEO	AVERAGE FOR OTHER NEOs	PEO	AVERAGE FOR OTHER NEOs	PEO	AVERAGE FOR OTHER NEOs
Summary Compensation Table ("SCT") Total	$715,739	$667,574	$2,324,574	$1,199,669	$1,180,137	$1,176,582	$4,359,440	$2,243,181
Less: Amount reported under the "Stock Awards Column of the SCT	$-	$(119,810)	$(1,060,973)	$(555,400)	$(84,800)	$(496,260)	$(3,530,800)	$(960,250)
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$-	$-	$-	$-	$-	$-
Plus: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$-	$-	$-	$-	$-	$-
Plus: Fair Value of Vesting Date of Equity Awards Granted and Vested in the Year	$509,669	$209,183	$807,949	$395,265	$1,306,800	$495,978	$481,100	$330,188
Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$-	$-	$-	$-	$-	$-	$-	$-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions of the Year	$(48,728)	$-	$(172,663)	$-	$-	$-	$-	$-
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	$-	$-	$-	$-	$-	$-	$-	$-
Total Adjustments:	$460,941	$89,373	$(425,687)	$(160,135)	$1,222,000	$(282)	$(3,049,700)	$(630,062)
COMPENSATION ACTUALLY PAID	$1,176,680	$756,947	$1,898,887	$1,039,534	$2,402,137	$1,176,300	$1,309,740	$1,613,119

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Total Stockholder Return

The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between our TSR and Compensation Actually Paid for the PEO and non-PEO NEOs.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and GAAP Net Income

The graph below reflects the relationship between the PEO and Average non-PEO NEO Compensation Actually Paid and our GAAP Net Income (Loss) from Continuing Operations.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Adjusted EBITDA (Company-Selected Measure)

The graph below reflects the relationship between PEO and Average non-PEO NEO Compensation Actually Paid and the Company’s Adjusted EBITDA.

Tabular List of Most Important Financial Performance Measures

The Company did not use any financial performance measures to link Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid and Total Stockholder Return

The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between our TSR and Compensation Actually Paid for the PEO and non-PEO NEOs.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The Company did not use any financial performance measures to link Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance.

Total Shareholder Return Amount	$ 23.31	46.45	33.28	81.08
Peer Group Total Shareholder Return Amount	62.21	68.38	63.39	82.71
Net Income (Loss)	$ (68,326,499)	$ (8,472,225)	$ 517,607	$ 11,386,419
Company Selected Measure Amount	15,252,865	23,966,553	31,127,571	45,180,796
PEO Name	Mr. Smith	Mr. Smith	Mr. F. Wagenhals	Mr. F. Wagenhals
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(4)
We define Adjusted EBITDA as net income (loss) from continuing operations excluding (i) provision or benefit for income taxes, (ii) depreciation and amortization, (iii) interest expense, net, (iv) share-based compensation expenses relating to employee stock awards and common stock purchase options, (v) other income (expense), net, (vi) expenses related to acquisition and divestitures, (vii) professional service and legal fees related to the Special Committee Investigation and (vii) other nonrecurring expenses, such as contingent liabilities associated with litigation and professional service and legal fees related to litigation and investigations.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 460,941	$ (425,687)	$ 1,222,000	$ (3,049,700)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,060,973)	(84,800)	(3,530,800)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,669	807,949	1,306,800	481,100
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,728)	(172,663)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,373	(160,135)	(282)	(630,062)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,810)	(555,400)	(496,260)	(960,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,183	395,265	495,978	330,188
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount